Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Schedule of changes in options outstanding
	Number of Options	Weighted Average Exercise Price For Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding and expected to vest at June 30, 2018	3,068,865	$1.45	8.8	$511,000
Forfeited	(25,625)	$7.59	-	$-
Issued	2,700,000	$1.15	9.7	$1,674,000
Outstanding and expected to vest at March 31, 2019	5,743,240	$1.28	8.9	$4,199,110
Options exercisable at March 31, 2019	1,278,687	$2.22	7.6	$799,763

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding and expected to vest at June 30, 2016	642,204	$6.41	7.7	$21,500
Forfeited	(82,232)	$6.41	-	$-
Outstanding and expected to vest at June 30, 2017	559,972	$6.41	6.7	$-
Granted	2,650,000	$0.82	9.3	$-
Forfeited	(141,107)	$9.25		$-
Outstanding and expected to vest at June 30, 2018	3,068,865	$1.45	8.8	$511,000
Options exercisable at June 30, 2018	653,106	$3.47	7.0	$53,750

Schedule of the changes in outstanding restricted stocks

	Number of Shares	Weighted Average Fair Value Per Share
Outstanding and expected to issue at June 30, 2016	20,375	$14.10
Issued	(4,625)	$14.91
Forfeited	(7,000)	$13.45
Outstanding and vested at June 30, 2017	8,750	$15.25
Issued	(3,750)	$15.25
Forfeited	(5,000)	$15.25
Outstanding and vested at June 30, 2018	-	-

Schedule of changes in outstanding warrants
	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding and vested at June 30, 2018	9,815,025	$3.96
Forfeited	(7,500)	4.00
Issued	6,240,247	1.46
Outstanding and vested at March 31, 2019	16,047,772	$2.15

	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding and vested at June 30, 2016	4,224,573	$7.04
Issued	150,000	$1.64
Exercised	(487,707)	$0.001
Outstanding and vested at June 30, 2017	3,886,866	$7.71
Issued	5,945,929	$1.50
Exercised	(17,770)	$0.001
Outstanding and vested at June 30, 2018	9,815,025	$3.96

Schedule of stock-based compensation expense
	Nine months ended March 31, 2019	Nine months ended March 31, 2018
Research and development	$65,700	$44,500
General and administrative	744,800	320,700
Total	$810,500	$365,200

	Year ended June 30, 2018	Year ended June 30, 2017
Research and development	$62,500	$136,500
General and administrative	455,500	568,000
Total	$518,000	$704,500

Schedule of private placements of securities pursuant to unit purchase agreements and subscription agreements
Date of closing	Common Stock Issued	Warrants issued	Unit Price	Net proceeds
October 12, 2018	2,004,106	1,302,669	$0.90	$1,630,991
October 18, 2018	1,640,334	1,066,218	$0.90	$1,287,007
November 2, 2018	1,499,456	974,645	$0.90	$1,215,242
December 5, 2018	1,338,775	870,200	$0.90	$1,083,307
February 12, 2019	805,554	523,610	$0.90	$725,000

Total	7,288,225	4,737,342		$5,941,547

Stock-based compensation - warrants [Member]
Schedule of Black-Scholes option pricing model assumptions
Year Ended June 30, 2018
Risk free interest rate	2.13% to 2.86%
Dividend yield	0%
Volatility	83.7% to 99.4%
Expected term (in years)	6 to 10

Employee Stock Option [Member]
Schedule of Black-Scholes option pricing model assumptions
	Year Ended June 30, 2018	Year Ended June 30, 2018
Risk free interest rate	2.14 to 2.61%	2.14 to 2.31%
Dividend yield	0%	0%
Volatility	99.9-101.6%	105.7%
Expected term (in years)	6.25	6.25